Disclosure - Share-Based Payments - Summary of Details of Share Based Payment Arrangement Free Shares (Detail)																12 Months Ended
	Apr. 20, 2017 € / shares	Mar. 14, 2017 € / shares	Dec. 09, 2016 EUR (€) € / shares	Oct. 27, 2016 EUR (€) € / shares	Sep. 01, 2016 EUR (€) € / shares	Aug. 16, 2016 EUR (€) € / shares	Jun. 21, 2016 EUR (€) € / shares	Apr. 06, 2016 EUR (€) € / shares	Dec. 15, 2015 EUR (€) € / shares	Sep. 30, 2015 EUR (€) € / shares	Jun. 03, 2014 EUR (€) € / shares	Sep. 12, 2013 EUR (€) € / shares	Nov. 28, 2012 EUR (€) € / shares	Jul. 25, 2012 EUR (€) € / shares	Apr. 02, 2012 EUR (€) € / shares	Dec. 31, 2017	Dec. 15, 2017 € / shares	Dec. 05, 2017 € / shares	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																	8,300	625,200
Share entitlement per free share																	€ 1	€ 1
Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																46,500			310,350	750,500
Date of Grant One [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)															2 years
Number of options granted															669,796
Share entitlement per free share															€ 1
Grant date share fair value (in euros) | €															€ 8.86
Expected dividends															0.00%
Performance conditions															Yes
Expected turnover during the vesting period															1.00%
Date of Grant Two [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)														2 years
Number of options granted														134,081
Share entitlement per free share														€ 1
Grant date share fair value (in euros) | €														€ 8.20
Expected dividends														0.00%
Performance conditions														Yes
Expected turnover during the vesting period														1.00%
Date of Grant Three [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													2 years
Number of options granted													35,360
Share entitlement per free share													€ 1
Grant date share fair value (in euros) | €													€ 8.70
Expected dividends													0.00%
Performance conditions													No
Expected turnover during the vesting period													1.00%
Date of Grant Four [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												2 years
Number of options granted												501,500
Share entitlement per free share												€ 1
Grant date share fair value (in euros) | €												€ 7.96
Expected dividends												0.00%
Performance conditions												Yes
Expected turnover during the vesting period												1.00%
Date of Grant Five [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											2 years
Number of options granted											186,000
Share entitlement per free share											€ 1
Grant date share fair value (in euros) | €											€ 19.01
Expected dividends											0.00%
Performance conditions											Yes
Expected turnover during the vesting period											1.00%
Date of Grant 03/24/2015 [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		2 years								2 years
Number of options granted										708,500
Share entitlement per free share										€ 1
Grant date share fair value (in euros) | €										€ 62.99
Expected dividends										0.00%
Performance conditions		yes								Yes
Expected turnover during the vesting period										0.00%
Number of free shares granted		22,500
Share entitlement per free share		€ 1
Grant date share fair value (in euros)		€ 68.07
Expected dividends		0.00%
Expected turnover during the vesting period		0.00%
Date of Grant Seven [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	2 years								2 years
Number of options granted									42,000
Share entitlement per free share									€ 1
Grant date share fair value (in euros) | €									€ 64.14
Expected dividends									0.00%
Performance conditions	yes								Yes
Expected turnover during the vesting period									0.00%
Number of free shares granted	24,000
Share entitlement per free share	€ 1
Grant date share fair value (in euros)	€ 61.20
Expected dividends	0.00%
Expected turnover during the vesting period	0.00%
Date of Grant Eight [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								2 years
Number of options granted								63,750
Share entitlement per free share								€ 1
Grant date share fair value (in euros) | €								€ 62.40
Expected dividends								0.00%
Performance conditions								yes
Expected turnover during the vesting period								0.00%
Date of Grant 06/21/2016 [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)							2 years
Number of options granted							193,000
Share entitlement per free share							€ 1
Grant date share fair value (in euros) | €							€ 52.97
Expected dividends							0.00%
Performance conditions							yes
Expected turnover during the vesting period							0.00%
Date of Grant 06/09/2016 [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						2 years
Number of options granted						10,000
Share entitlement per free share						€ 1
Grant date share fair value (in euros) | €						€ 60.68
Expected dividends						0.00%
Performance conditions						yes
Expected turnover during the vesting period						0.00%
Date of Grant 06/15/2017 [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					2 years
Number of options granted					5,000
Share entitlement per free share					€ 1
Grant date share fair value (in euros) | €					€ 61.49
Expected dividends					0.00%
Performance conditions					yes
Expected turnover during the vesting period					0.00%
Grant Date Twelve [Member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				2 years
Number of options granted				15,000
Share entitlement per free share				€ 1
Grant date share fair value (in euros) | €				€ 67.44
Expected dividends				0.00%
Performance conditions				yes
Expected turnover during the vesting period				0.00%
Grant date thirteen [member] | Free Share [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			2 years
Number of options granted			23,600
Share entitlement per free share			€ 1
Grant date share fair value (in euros) | €			€ 69.75
Expected dividends			0.00%
Performance conditions			yes
Expected turnover during the vesting period			0.00%